Condensed consolidated statement of cash flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Results before tax	€ 2,493.0	€ 3,652.0
Adjustmented for:
- Depreciation and amortisation	388.0	267.0
- Addition to loan loss provisions	416.0	200.0
- Other	53.0	(54.0)
Taxation paid	(1,583.0)	(834.0)
Changes in:
- Net change in Loans and advances to/from banks, not available/payable on demand	(3,434.0)	1,009.0
- Net change in Trading assets and Trading liabilities	(1,707.0)	6,138.0
- Loans and advances to customers	(17,670.0)	(24,078.0)
- Customer deposits	15,297.0	19,842.0
- Other	9,502.0	(9,272.0)
Net cash flow from/(used in) operating activities	3,754.0	(3,130.0)
Investments and advances:
- Acquisition of subsidiaries, net of cash acquired	(17.0)	(111.0)
- Associates and joint ventures	(60.0)	(47.0)
Financial assets [Line Items}
- property and equipment	(135.0)	(133.0)
- Other investments	(184.0)	(162.0)
Disposals and redemptions:
- associates and joint ventures	6.0	54.0
- Financial assest at fair value through other comprehensive income	8,982.0	9,032.0
- Securities at amortised cost	7,441.0	9,104.0
- Property and equipment	71.0	5.0
- Loans sold	401.0
- other investments	1.0	7.0
Net cash flow from/(used in) investing activities	2,346.0	4,477.0
Cash flows from financing activities
Proceeds from debt securities	54,835.0	72,330.0
Repayments of debt securities	(57,088.0)	(53,923.0)
Proceeds from issuance of subordinated loans	1,089.0	1,746.0
Repayments of subordinated loans	(933.0)	(1,909.0)
Repayments of principal portion of lease liabilities	(123.0)
Purchase/sale of treasury shares	8.0	7.0
Dividends paid	(1,714.0)	(1,673.0)
Net cash flow from/(used in) financing activities	(3,926.0)	16,578.0
Net cash flow	2,174.0	17,925.0
Cash and cash equivalents at beginning of year	47,529.0	18,977.0
Effect of exchange rate changes on cash and cash equivalents	(53.0)	206.0
Cash and cash equivalents at end of the period	49,650.0	37,108.0
Securities at amortised cost [member]
Financial assets [Line Items}
Purchase of financial instruments	(6,395.0)	(9,887.0)
Financial assets at FVOCI [member]
Financial assets [Line Items}
Purchase of financial instruments	€ (7,765.0)	€ (3,385.0)